Income Taxes - Schedule of Movement in Deferred Income Tax Liabilities and Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	$ 6,415	$ 3,153
Deferred Income Tax Liabilities, Ending Balance	5,545	6,415
Deferred Income Tax Assets, Beginning Balance	(802)	(568)
Deferred Income Tax Assets, Ending Balance	(684)	(802)
Net Deferred Income Tax Liabilities, Beginning Balance	5,613	2,585
Net Deferred Income Tax Liabilities, Ending Balance	4,861	5,613
Unused Tax Losses [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Assets, Beginning Balance	(191)	(270)
Deferred Income Tax Assets, Ending Balance	(357)	(191)
Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(924)	801
Charged (Credited) to Purchase Price Allocation		2,506
Charged (Credited) to OCI	54	(45)
Deferred Income Tax Assets [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	131	(218)
Charged (Credited) to OCI	(13)	12
Charged (Credited) to Share Capital		(28)
Deferred Income Tax Assets [Member] | Unused Tax Losses [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(159)	67
Charged (Credited) to OCI	(7)	12
Net Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(793)	583
Charged (Credited) to Purchase Price Allocation		2,506
Charged (Credited) to OCI	41	(33)
Charged (Credited) to Share Capital		(28)
Property, plant and equipment [member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	6,232	3,146
Deferred Income Tax Liabilities, Ending Balance	5,450	6,232
Property, plant and equipment [member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(836)	625
Charged (Credited) to Purchase Price Allocation		2,506
Charged (Credited) to OCI	54	(45)
Timing of Partnership Items [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	164
Deferred Income Tax Liabilities, Ending Balance		164
Timing of Partnership Items [Member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(164)	164
Risk Management [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	17	6
Deferred Income Tax Liabilities, Ending Balance	44	17
Deferred Income Tax Assets, Beginning Balance	(283)	(85)
Deferred Income Tax Assets, Ending Balance	(1)	(283)
Risk Management [Member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	27	11
Risk Management [Member] | Deferred Income Tax Assets [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	282	(198)
Other [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	2	1
Deferred Income Tax Liabilities, Ending Balance	51	2
Deferred Income Tax Assets, Beginning Balance	(328)	(213)
Deferred Income Tax Assets, Ending Balance	(326)	(328)
Other [Member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	49	1
Other [Member] | Deferred Income Tax Assets [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	8	(87)
Charged (Credited) to OCI	$ (6)
Charged (Credited) to Share Capital		$ (28)